Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001
Amount Registered | shares	1,533,334
Proposed Maximum Offering Price per Unit	8.43
Maximum Aggregate Offering Price	$ 12,926,005.62
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,785.08
Offering Note	1 (a) Pursuant to Rule 416(a) of the Securities Act, there are also being registered an indeterminable number of additional shares of common stock, par value $0.0001 per share ("Common Stock") of TransCode Therapeutics, Inc. (the "Company") as may be issued to prevent dilution resulting from stock splits, stock dividends or similar transactions. 1 (b) Includes (i) up to 750,000 shares of Common Stock that may be issued to YA II PN, LTD ("Yorkville") pursuant to convertible promissory notes that have been or may be issued by the Company to Yorkville pursuant to the Standby Equity Purchase Agreement, dated as of April 6, 2026, by and between the Company and Yorkville (the "SEPA"), (ii) 750,000 shares of Common Stock that may be issued to Yorkville upon issuances of advances pursuant to the SEPA, and (iii) 33,334 shares of Common Stock the Company will issue to Yorkville as consideration for its commitment to purchase shares of the Company's Common Stock pursuant to the SEPA. 1(c) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Company's Common Stock as reported on the Nasdaq Capital Market on April 24, 2026, which date is within five business days of the filing of this Registration Statement.